Document And Entity Information	6 Months Ended
Jun. 30, 2020
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Entity Registrant Name	Akari Therapeutics PLC
Entity Central Index Key	0001541157
Current Fiscal Year End Date	--12-31